Securities (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Securities
Note 4. Securities

The amortized cost and fair value of securities available-for-sale at June 30, 2018 and December 31, 2017 are summarized as follows (in thousands):

	June 30, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government-sponsored enterprises (GSEs)	$29,137	$—	$(1,009)	$28,128
Municipal securities	15,896	8	(320)	15,584
Other debt securities	976	—	(65)	911
Mortgage-backed securities (GSEs)	114,538	171	(2,755)	111,954
	$160,547	$179	$(4,149)	$156,577

	December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government-sponsored enterprises (GSEs)	$26,207	$1	$(432)	$25,776
Municipal securities	9,122	28	(147)	9,003
Other debt securities	974	—	(24)	950
Mortgage-backed securities (GSEs)	117,263	136	(1,184)	116,215
	$153,566	$165	$(1,787)	$151,944

At June 30, 2018 and December 31, 2017, securities with a fair value totaling approximately $113.5 million and $97.2 million, respectively were pledged to secure public funds and securities sold under agreements to repurchase.

For the three and six months ended June 30, 2018 and June 30, 2017, there were no available-for-sale securities sold. For the three and six months ended June 30, 2018, a security was called for less than the amortized cost resulting in a realized loss of $1,200.

The amortized cost and estimated fair value of securities at June 30, 2018, by contractual maturity for non-mortgage backed securities, are shown below (in thousands). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due in one year or less	$—	$—
Due from one year to five years	21,554	20,901
Due from five years to ten years	13,995	13,366
Due after ten years	10,460	10,356
	46,009	44,623
Mortgage-backed securities	114,538	111,954
	$160,547	$156,577

The following tables present the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities available-for-sale have been in a continuous unrealized loss position, as of June 30, 2018 and December 31, 2017 (in thousands):

	As of June 30, 2018
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government- sponsored enterprises (GSEs)	$14,862	$(425)	$13,266	$(584)	$28,128	$(1,009)
Municipal securities	11,966	(182)	2,072	(138)	14,038	(320)
Other debt securities	—	—	911	(65)	911	(65)
Mortgage-backed securities (GSEs)	58,377	(1,654)	29,911	(1,101)	88,288	(2,755)
	$85,205	$(2,261)	$46,160	$(1,888)	$131,365	$(4,149)

	As of December 31, 2017
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government- sponsored enterprises (GSEs)	$1,358	$(1)	$13,420	$(431)	$14,778	$(432)
Municipal securities	3,418	(43)	2,112	(104)	5,530	(147)
Other debt securities	950	(24)	—	—	950	(24)
Mortgage-backed securities (GSEs)	61,332	(407)	35,048	(777)	96,380	(1,184)
	$67,058	$(475)	$50,580	$(1,312)	$117,638	$(1,787)

At June 30, 2018, the categories of temporarily impaired securities, and management’s evaluation of those securities, are as follows:

U.S. Government-sponsored enterprises: At June 30, 2018, 8 (or eight) investments in U.S. GSE securities had unrealized losses. These unrealized losses related principally to changes in market interest rates. The contractual terms of the investments do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments. Because the Bank does not intend to sell the investments and it is more likely than not that the Bank will not be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Bank does not consider these investments to be other-than temporarily impaired at June 30, 2018.

Municipal securities: At June 30, 2018, 21 (or twenty one) investments in obligations of municipal securities had unrealized losses. The Bank believes the unrealized losses on those investments were caused by the interest rate environment and do not relate to the underlying credit quality of the issuers. Because the Bank does not intend to sell the investments and it is not more likely than not that the Bank will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Bank does not consider these investments to be other-than temporarily impaired at June 30, 2018.

Other debt securities: At June 30, 2018, 1 (or one) investment in other debt securities had unrealized losses. The Bank believes the unrealized loss on this investment was caused by the interest rate environment and does not relate to the underlying credit quality of the issuer. Because the Bank does not intend to sell the investment and it is not more likely than not that the Bank will be required to sell the investment before recovery of its amortized cost bases, which may be maturity, the Bank does not consider this investment to be other-than temporarily impaired at June 30, 2018.

Mortgage-backed securities: At June 30, 2018, 65 (or sixty five) investments in residential mortgage-backed securities had unrealized losses.  This impairment is believed to be caused by the current interest rate environment.  The contractual cash flows of those investments are guaranteed by an agency of the U.S. Government.  Because the decline in market value is attributable to the current interest rate environment and not credit quality, and because the Bank does not intend to sell the investments and it is not more likely than not that the Bank will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Bank does not deem these investments to be other-than-temporarily impaired at June 30, 2018.

Note 3. Securities

The amortized cost and fair value of securities available-for-sale at December 31, 2017 and 2016 are summarized as follow (in thousands):

	December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government-sponsored enterprises (GSEs)	$26,207	$1	$(432)	$25,776
Municipal securities	9,122	28	(147)	9,003
Other debt securities	974	—	(24)	950
Mortgage-backed securities	117,263	136	(1,184)	116,215
Total	$153,566	$165	$(1,787)	$151,944

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government-sponsored enterprises (GSEs)	$18,279	$8	$(564)	$17,723
Municipal securities	8,182	16	(179)	8,019
Mortgage-backed securities	104,585	185	(1,090)	103,680
Total	$131,046	$209	$(1,833)	$129,422

The amortized cost and estimated market value of securities at December 31, 2017, by contractual maturity, are shown below (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due in one year or less	$2,174	$2,175
Due from one year to five years	21,606	21,292
Due from five years to ten years	8,037	7,822
Due after ten years	4,486	4,440
	36,303	35,729
Mortgage-backed securities	117,263	116,215
Total	$153,566	$151,944

The following tables present the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities available-for-sale have been in a continuous unrealized loss position, as of December 31, 2017 and 2016 (in thousands):

	As of December 31, 2017
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government- sponsored enterprises (GSEs)	$1,358	$(1)	$13,420	$(431)	$14,778	$(432)
Municipal securities	3,418	(43)	2,112	(104)	5,530	(147)
Other debt securities	950	(24)	—	—	950	(24)
Mortgage-backed securities	61,332	(407)	35,048	(777)	96,380	(1,184)
Total	$67,058	$(475)	$50,580	$(1,312)	$117,638	$(1,787)

	As of December 31, 2016
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government- sponsored enterprises (GSEs)	$14,702	$(564)	$—	$—	$14,702	$(564)
Municipal securities	6,368	(179)	—	—	6,368	(179)
Mortgage-backed securities	67,063	(690)	8,948	(400)	76,011	(1,090)
Total	$88,133	$(1,433)	$8,948	$(400)	$97,081	$(1,833)

At December 31, 2017, the categories of temporarily impaired securities, and management’s evaluation of those securities, are as follows:

U.S. Government-sponsored enterprises: At December 31, 2017, six investments in U.S. GSE securities had unrealized losses. These unrealized losses related principally to changes in market interest rates. The contractual terms of the investments does not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments. Because the Bank does not intend to sell the investments and it is more likely than not that the Bank will not be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Bank does not consider these investments to be other-than temporarily impaired at December 31, 2017.

Municipal securities: At December 31, 2017, thirteen investments in obligations of municipal securities had unrealized losses. The Bank believes the unrealized losses on those investments were caused by the interest rate environment and do not relate to the underlying credit quality of the issuers. Because the Bank does not intend to sell the investments and it is not more likely than not that the Bank will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Bank does not consider these investments to be other than temporarily impaired at December 31, 2017.

Other debt securities: At December 31, 2017, one investment in other debt securities had unrealized losses. The Bank believes the unrealized losses on this investment was caused by the interest rate environment and does not relate to the underlying credit quality of the issuers. Because the Bank does not intend to sell the investment and it is not more likely than not that the Bank will be required to sell the investment before recovery of their amortized cost bases, which may be maturity, the Bank does not consider this investment to be other than temporarily impaired at December 31, 2017.

Mortgage-backed securities: At December 31, 2017, sixty investments in residential mortgage-backed securities had unrealized losses.  This impairment is believed to be caused by the current interest rate environment. The contractual cash flows of those investments are guaranteed by an agency of the U.S. Government. Because the decline in market value is attributable to the current interest rate environment and not credit quality, and because the Bank does not intend to sell the investments and it is not more likely than not that the Bank will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Bank does not consider these investments to be other than temporarily impaired at December 31, 2017.

Sales of available for sale securities for the years ended December 31, 2017 and 2016, were as follows (in thousands):

	2017	2016
Proceeds	$12,614	$31,599
Gains realized	145	200
Losses realized	2	—

Securities with a carrying value of $97,160,059 and $86,351,097 at December 31, 2017 and 2016, respectively, were pledged to secure various deposits, securities sold under agreements to repurchase, as collateral for federal funds purchased from other financial institutions and serve as collateral for borrowings at the Federal Home Loan Bank.